AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF
Schedule of Investments
July 31, 2023 (Unaudited)
Shares	Security Description			Value
	COMMON STOCKS - 99.7%
	Communication Services - 3.0%
38,996	Interpublic Group of Companies, Inc.			$1,334,833
44,851	Nexstar Media Group, Inc.			8,374,579
				9,709,412
	Consumer Discretionary - 4.8%
35,784	Brunswick Corporation			3,088,517
154,623	MDC Holdings, Inc.			7,929,067
25,688	Penske Automotive Group, Inc.			4,146,557
				15,164,141
	Consumer Staples - 8.5%
177,678	Conagra Brands, Inc.			5,829,615
96,889	Inter Parfums, Inc.			14,490,719
35,296	Lancaster Colony Corporation			6,799,069
				27,119,403
	Energy - 2.9%
112,456	Plains GP Holdings LP - Class A			1,764,435
64,953	Targa Resources Corporation			5,325,496
93,111	World Kinect Corporation			2,098,722
				9,188,653
	Financials - 17.7%
24,160	American Financial Group Inc/OH			2,938,098
82,578	Evercore, Inc. - Class A			11,152,985
210,027	First Financial Bancorp			4,849,523
172,822	First Interstate BancSystem, Inc. - Class A			4,965,176
85,771	Hartford Financial Services Group, Inc.			6,165,220
346,220	Home BancShares, Inc.			8,416,608
111,039	Horace Mann Educators Corporation			3,345,605
327,054	Huntington Bancshares, Inc.			4,003,141
265,744	Regions Financial Corporation			5,413,205
160,324	Victory Capital Holdings, Inc. - Class A			5,316,344
				56,565,905
	Health Care - 7.5%
88,572	Patterson Companies, Inc.			2,913,133
281,038	Perrigo Company plc			10,297,232
79,128	Quest Diagnostics, Inc.			10,698,897
				23,909,262
	Industrials - 25.8%
121,287	Booz Allen Hamilton Holding Corporation			14,685,430
75,792	Broadridge Financial Solutions, Inc.			12,726,993
164,489	CSG Systems International, Inc.			8,485,987
41,233	Hubbell, Inc.			12,864,696
79,546	Insperity, Inc.			9,358,587
48,058	Snap-on, Inc.			13,092,922
29,996	Watsco, Inc.			11,344,187
				82,558,802
	Information Technology - 8.5%
147,019	Amdocs, Ltd. - ADR			13,766,859
110,487	Avnet, Inc.			5,358,620
104,236	NetApp, Inc.			8,131,450
				27,256,929
	Materials - 7.8%
33,218	Avery Dennison Corporation			6,112,444
165,072	Avient Corporation			6,690,368
22,731	Packaging Corporation of America			3,485,799
52,029	RPM International, Inc.			5,375,116
53,644	Sonoco Products Company			3,145,684
				24,809,411
	Real Estate - 6.2%
135,152	Agree Realty Corporation			8,755,147
61,386	Equity LifeStyle Properties, Inc.			4,369,455
113,008	Terreno Realty Corporation			6,705,895
				19,830,497
	Utilities - 7.0%
127,501	Alliant Energy Corporation			6,851,904
55,885	Atmos Energy Corporation			6,801,763
313,468	NiSource, Inc.			8,726,949
				22,380,616
	TOTAL COMMON STOCKS (Cost $296,281,690)			318,493,031

	SHORT-TERM INVESTMENTS - 0.4%	Effective Yield	Maturity
Par	U.S. TREASURY BILLS - 0.4%
200,000	United States Treasury Bill (a)	5.13%	9/21/2023	198,512
288,000	United States Treasury Bill (a)	5.19%	9/28/2023	285,552
151,000	United States Treasury Bill (a)	5.30%	10/19/2023	149,257
267,000	United States Treasury Bill (a)	5.22%	10/12/2023	264,185
379,000	United States Treasury Bill (a)	5.31%	10/26/2023	374,238
	TOTAL U.S. TREASURY BILLS (Cost $1,272,010)			1,271,744
	Total Investments (Cost $297,553,700) - 100.1%			319,764,775
	Liabilities in Excess of Other Assets - (0.1)%			(232,959)
	TOTAL NET ASSETS - 100.0%			$319,531,816

Percentages are stated as a percent of net assets.
(a)	Zero Coupon bond.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principals generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security,whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023:

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$318,493,031	$-	$-	$318,493,031
Short-Term Investments	-	1,271,744	-	1,271,744
Total Investments in Securities	$318,493,031	$1,271,744	$-	$319,764,775
^See Schedule of Investments for breakout of investments by sector classifications.
For the period ended July 31, 2023, the Fund did not recognize any transfers to or from Level 3.